Matthews Asia ESG Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 87.1%

	Shares	Value

CHINA/HONG KONG: 28.4%
Hong Kong Exchanges & Clearing, Ltd.	76,800	$4,556,229
China Conch Venture Holdings, Ltd.	576,500	2,716,143
Innovent Biologics, Inc.[b,c,d]	219,000	2,239,760
Wuxi Biologics Cayman, Inc.[b,c,d]	170,000	2,143,829
CSPC Pharmaceutical Group, Ltd.	1,734,960	2,109,370
Xinyi Glass Holdings, Ltd.	624,000	2,049,897
Hangzhou Tigermed Consulting Co., Ltd. A Shares	71,076	1,635,067
ASM Pacific Technology, Ltd.	127,700	1,634,266
Ginlong Technologies Co., Ltd. A Shares	61,100	1,418,292
Contemporary Amperex Technology Co., Ltd. A Shares	26,700	1,325,036
Flat Glass Group Co., Ltd. H Shares	409,000	1,248,743
Meituan B Shares[b,c,d]	24,500	956,093
Daqo New Energy Corp. ADR[c]	12,400	936,200
Yonghui Superstores Co., Ltd. A Shares	743,495	771,742
Tencent Music Entertainment Group ADR[c]	37,200	762,228
RemeGen Co., Ltd. H Shares[b,c,d]	56,500	706,766
Adagene, Inc. ADR[c]	26,900	482,855
OPT Machine Vision Tech Co., Ltd. A Shares[c]	13,300	482,493
JD Health International, Inc.[b,c,d]	24,900	362,217
Total China/Hong Kong		28,537,226

INDIA: 25.8%
Shriram City Union Finance, Ltd.	261,851	4,895,374
IndusInd Bank, Ltd.[c]	282,155	3,712,693
Bandhan Bank, Ltd.[b,c,d]	701,452	3,281,222
Phoenix Mills, Ltd.[c]	292,302	3,134,816
Mahindra & Mahindra, Ltd.	250,518	2,738,059
Marico, Ltd.	383,457	2,162,399
NBCC India, Ltd.	3,114,914	2,001,920
Lemon Tree Hotels, Ltd.[b,c,d]	2,833,717	1,440,557
Minda Industries, Ltd.	185,558	1,380,724
Indian Railway Catering & Tourism Corp., Ltd.	46,969	1,128,714
Total India		25,876,478

TAIWAN: 11.8%
Andes Technology Corp.	149,000	3,043,209
Formosa Sumco Technology Corp.	327,000	1,564,187
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,000	1,537,640
Sporton International, Inc.	164,903	1,421,727
M31 Technology Corp.	120,000	1,355,939
Merida Industry Co., Ltd.	88,000	1,079,746
Poya International Co., Ltd.	47,000	985,593
ASMedia Technology, Inc.	16,000	844,589
Total Taiwan		11,832,630

UNITED STATES: 5.1%
Micron Technology, Inc.[c]	29,500	2,602,195
Legend Biotech Corp. ADR[c]	84,388	2,448,940
Total United States		5,051,135

JAPAN: 4.5%
Koa Corp.	109,100	1,549,138
UT Group Co., Ltd.	41,700	1,376,204
Nidec Corp.	9,200	1,121,736

	Shares	Value
Tsukui Holdings Corp.	55,600	$464,310
Total Japan		4,511,388

BANGLADESH: 3.5%
BRAC Bank, Ltd.	4,450,092	2,135,059
GrameenPhone, Ltd.	363,819	1,410,201
Total Bangladesh		3,545,260

SINGAPORE: 2.8%
CDL Hospitality Trusts	1,529,700	1,413,189
SATS, Ltd.[c]	431,000	1,395,967
Total Singapore		2,809,156

INDONESIA: 2.7%
PT Bank Tabungan Negara Persero	13,740,100	1,630,262
PT Summarecon Agung[c]	16,868,300	1,095,507
Total Indonesia		2,725,769

SOUTH KOREA: 1.7%
Eugene Technology Co., Ltd.	43,433	1,719,743
Total South Korea		1,719,743

VIETNAM: 0.8%
Nam Long Investment Corp.	506,869	770,455
Total Vietnam		770,455

TOTAL COMMON EQUITIES		87,379,240
(Cost $68,350,031)

PREFERRED EQUITIES: 13.8%

SOUTH KOREA: 13.8%
Samsung SDI Co., Ltd., Pfd.	18,301	7,337,181
LG Chem, Ltd., Pfd.	19,161	6,555,267
Total South Korea		13,892,448

TOTAL PREFERRED EQUITIES		13,892,448
(Cost $7,627,002)

TOTAL INVESTMENTS: 100.9%		101,271,688
(Cost $75,977,033)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.9%)		(888,508)

NET ASSETS: 100.0%		$100,383,180

1	MATTHEWS ASIA FUNDS

Matthews Asia ESG Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $11,130,444, which is 11.09% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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